UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22673

Registrant Name:	PIMCO Dynamic Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2017

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Income Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.1%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$300	$300
Ancestry.com Operations, Inc.
9.490% (LIBOR03M + 8.250%) due 10/19/2024		2,790	2,809
Avantor Performance Materials Holdings LLC
TBD% due 06/30/2018		20,600	20,548
Avantor, Inc.
TBD% due 09/07/2024		400	401
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024		800	800
BMC Software Finance, Inc.
5.235% (LIBOR03M + 4.000%) due 09/10/2022		2,165	2,179
CenturyLink, Inc.
2.750% due 01/31/2025		1,000	971
Gartner, Inc.
3.235% (LIBOR03M + 2.000%) due 04/05/2024 +		53	53
Golden Entertainment, Inc.
TBD% due 08/15/2024 +		200	200
Klockner-Pentaplast of America, Inc.
4.750% due 06/30/2022	EUR	100	117
McAfee LLC
TBD% due 09/21/2024		$200	201
MH Sub LLC
TBD% due 08/15/2025		100	100
4.820% (LIBOR03M + 3.500%) due 09/13/2024		270	269
Moran Foods LLC
7.235% (LIBOR03M + 6.000%) due 12/05/2023		4,720	4,325
Multi Color Corp.
TBD% due 09/20/2024		39	39
Nature’s Bounty Co.
TBD% due 09/26/2024		300	298
Nidda Healthcare Holding AG
TBD% due 09/19/2024	EUR	200	238
Ocean Rig UDW, Inc.
8.250% (PRIME + 4.000%) due 09/20/2024		$1,443	1,468
OGX
TBD% due 04/10/2049 ^+(e)		646	91
Parexel International Corp.
TBD% due 08/07/2024		100	101
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +		500	491
Sequa Mezzanine Holdings LLC
10.314% (LIBOR03M + 9.000%) due 04/28/2022		8,100	8,280
Traverse Midstream Partners LLC
TBD% due 09/27/2024		100	101
Tronox Blocked Borrower LLC
TBD% due 09/22/2024		45	45
Tronox Finance LLC
TBD% due 09/22/2024		105	105
UPC Financing Partnership
3.984% (LIBOR03M + 2.750%) due 04/15/2025		400	402

Total Loan Participations and Assignments (Cost $45,413)			44,932

CORPORATE BONDS & NOTES 26.1%
BANKING & FINANCE 9.5%
AGFC Capital Trust
3.054% (US0003M + 1.750%) due 01/15/2067 ~(m)		12,900	7,547
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	900	1,254
Aviation Loan Trust
3.430% (US0003M + 2.110%) due 12/15/2022 ~		$693	690
Banistmo S.A.
3.650% due 09/19/2022		200	201
Barclays Bank PLC
7.625% due 11/21/2022 (m)		10,100	11,621
Barclays PLC
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(i)(m)	EUR	2,300	2,861
7.250% (BPSW5 + 6.462%) due 03/15/2023 ~(i)(m)	GBP	2,500	3,612
7.875% (BPSW5 + 6.099%) due 09/15/2022 ~(i)(m)		1,200	1,763
8.000% (EUSA5 + 6.750%) due 12/15/2020 ~(i)(m)	EUR	2,400	3,192
Brookfield Finance, Inc.
4.700% due 09/20/2047		$290	293

Cantor Fitzgerald LP
7.875% due 10/15/2019 (m)		6,540	7,172
CBL & Associates LP
5.950% due 12/15/2026		200	203
Emerald Bay S.A.
5.000% due 10/15/2020 +~	EUR	10	10
5.000% due 10/31/2020 +~		53	53
Equinix, Inc.
2.875% due 10/01/2025		100	119
Exeter Finance Corp.
9.750% due 05/20/2019 +		$9,700	9,465
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022 (m)		500	523
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		379	378
Howard Hughes Corp.
5.375% due 03/15/2025		166	170
Hudson Pacific Properties LP
3.950% due 11/01/2027 (c)		79	79
iStar, Inc.
4.625% due 09/15/2020		32	33
5.250% due 09/15/2022		114	116
Jefferies Finance LLC
6.875% due 04/15/2022 (m)		700	707
7.250% due 08/15/2024		200	201
7.500% due 04/15/2021		2,500	2,600
Jefferies LoanCore LLC
6.875% due 06/01/2020 (m)		3,800	3,947
Lloyds Banking Group PLC
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(i)	GBP	1,500	2,254
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(i)(m)		14,473	23,273
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028		$90	91
Navient Corp.
6.500% due 06/15/2022 (m)		1,594	1,693
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		104	106
Pinnacol Assurance
8.625% due 06/25/2034 +(k)		10,200	10,941
Preferred Term Securities Ltd.
1.700% (US0003M + 0.380%) due 09/23/2035 ~		530	471
Provident Funding Associates LP
6.375% due 06/15/2025		69	73
Rio Oil Finance Trust
9.250% due 07/06/2024		2,790	2,914
Royal Bank of Scotland Group PLC
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(i)(m)		5,789	6,077
8.000% (USSW5 + 5.720%) due 08/10/2025 ~(i)(m)		4,575	5,078
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(i)(m)		4,120	4,578
Santander UK Group Holdings PLC
6.750% (BPSW5 + 5.792%) due 06/24/2024 ~(i)(m)	GBP	2,300	3,363
7.375% (BPSW5 + 5.543%) due 06/24/2022 ~(i)(m)		1,700	2,477
SBA Communications Corp.
4.000% due 10/01/2022 (c)		$150	151
Springleaf Finance Corp.
6.125% due 05/15/2022		1,463	1,553
8.250% due 12/15/2020		580	657
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	440	622
Tesco Property Finance PLC
6.052% due 10/13/2039 (m)	GBP	3,321	5,102
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (h)		$18,581	4,528
Washington Prime Group LP
5.950% due 08/15/2024		1,324	1,352

			136,164

INDUSTRIALS 13.2%
Adecoagro S.A.
6.000% due 09/21/2027		150	150
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024 (c)		107	107
3.550% due 10/01/2027 (c)		141	140
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	4,600	5,786
Amazon.com, Inc.
4.050% due 08/22/2047		$90	91
4.250% due 08/22/2057		161	166
Arrow Electronics, Inc.
3.250% due 09/08/2024		122	121

Avantor, Inc.
6.000% due 10/01/2024 (c)		302	310
9.000% due 10/01/2025 (c)		2,516	2,576
BMC Software Finance, Inc.
8.125% due 07/15/2021 (m)		2,866	2,948
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)		10,200	10,213
Buffalo Thunder Development Authority
0.000% due 11/15/2029 +(k)		2,483	1
11.000% due 12/09/2022		5,598	2,183
Burger King Worldwide, Inc.
5.000% due 10/15/2025 (c)		140	143
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^(e)(j)		18,491	24,593
10.000% due 12/15/2018 ^(e)		25,515	26,344
Charter Communications Operating LLC
4.200% due 03/15/2028		320	324
5.375% due 05/01/2047		83	86
Cheniere Energy Partners LP
5.250% due 10/01/2025		390	400
Chesapeake Energy Corp.
4.554% (US0003M + 3.250%) due 04/15/2019 ~		57	57
CommScope Technologies LLC
5.000% due 03/15/2027		5	5
Community Health Systems, Inc.
6.250% due 03/31/2023 (m)		339	336
Concho Resources, Inc.
3.750% due 10/01/2027		74	74
4.875% due 10/01/2047		68	71
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (c)		152	152
CSN Resources S.A.
6.500% due 07/21/2020 (m)		770	682
DAE Funding LLC
4.000% due 08/01/2020		150	153
4.500% due 08/01/2022		150	154
5.000% due 08/01/2024 (m)		350	360
Delphi Jersey Holdings PLC
5.000% due 10/01/2025		155	158
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (m)		5,500	5,885
Discovery Communications LLC
2.500% due 09/20/2024	GBP	100	131
3.950% due 03/20/2028		$110	110
Eldorado Resorts, Inc.
6.000% due 04/01/2025		46	49
Exela Intermediate LLC
10.000% due 07/15/2023 (m)		267	264
Fresh Market, Inc.
9.750% due 05/01/2023 (m)		8,060	4,997
Frontier Finance PLC
8.000% due 03/23/2022	GBP	10,000	14,039
HCA, Inc.
5.500% due 06/15/2047		$225	234
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	300	355
iHeartCommunications, Inc.
9.000% due 03/01/2021		$7,930	5,675
9.000% due 09/15/2022		4,000	2,850
10.625% due 03/15/2023		8,500	6,078
11.250% due 03/01/2021		3,550	2,583
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020 (m)		13,617	13,175
9.750% due 07/15/2025		269	272
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (m)		6,000	3,900
8.125% due 06/01/2023 (m)		8,785	5,535
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (m)		9,710	9,577
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (m)		1,400	1,201
Mattamy Group Corp.
6.500% due 10/01/2025		95	98
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		200	201
Multi-Color Corp.
4.875% due 11/01/2025 (c)		70	71
NextEra Energy Operating Partners LP
4.500% due 09/15/2027		78	80
OGX Austria GmbH
8.500% due 06/01/2018 ^(e)		16,700	0
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		172	169

Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		190	191
4.500% due 03/15/2023		380	380
5.250% due 08/15/2022		29	30
5.500% due 02/15/2024		82	86
Petroleos Mexicanos
6.500% due 03/13/2027		610	678
6.750% due 09/21/2047		630	672
PetSmart, Inc.
5.875% due 06/01/2025		243	213
Pilgrim’s Pride Corp.
5.875% due 09/30/2027		114	117
Pitney Bowes, Inc.
3.625% due 09/15/2020		68	68
4.700% due 04/01/2023		144	141
QVC, Inc.
5.950% due 03/15/2043		2,100	2,053
Safeway, Inc.
7.250% due 02/01/2031		510	441
Spirit Issuer PLC
5.472% due 12/28/2028 (m)	GBP	12,120	17,142
Station Casinos LLC
5.000% due 10/01/2025		$151	152
TTM Technologies, Inc.
5.625% due 10/01/2025		100	101
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,958	2,978
6.542% due 03/30/2021		3,580	5,215
United Group BV
4.375% due 07/01/2022	EUR	200	243
4.875% due 07/01/2024		200	243
UPCB Finance Ltd.
3.625% due 06/15/2029		430	505
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		$188	199
7.000% due 03/15/2024		360	384
ViaSat, Inc.
5.625% due 09/15/2025		218	221
Viking Cruises Ltd.
5.875% due 09/15/2027		48	48
Wynn Las Vegas LLC
5.250% due 05/15/2027		22	22
Wynn Macau Ltd.
4.875% due 10/01/2024		300	306
5.500% due 10/01/2027		300	305
Xerox Corp.
3.625% due 03/15/2023		218	216

			189,763

UTILITIES 3.4%
AT&T, Inc.
2.850% due 02/14/2023		460	458
3.400% due 08/14/2024 (m)		910	912
3.900% due 08/14/2027 (m)		820	823
4.900% due 08/14/2037 (m)		836	848
5.150% due 02/14/2050 (m)		1,254	1,269
5.300% due 08/14/2058 (m)		376	380
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		2,000	2,043
6.000% due 11/27/2023		25,800	28,387
Petrobras Global Finance BV
5.299% due 01/27/2025		373	373
5.999% due 01/27/2028		386	386
6.125% due 01/17/2022		860	927
6.250% due 12/14/2026	GBP	1,500	2,127
6.625% due 01/16/2034		700	967
6.750% due 01/27/2041		$6,246	6,215
6.850% due 06/05/2115 (m)		1,145	1,094
6.875% due 01/20/2040		113	115
7.250% due 03/17/2044		543	567
7.375% due 01/17/2027 (m)		1,486	1,639

			49,530

Total Corporate Bonds & Notes (Cost $357,479)			375,457

MUNICIPAL BONDS & NOTES 0.5%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		430	494

7.750% due 01/01/2042		760	824
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		70	79
7.350% due 07/01/2035		50	57
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		580	587

			2,041

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		95,900	5,130

Total Municipal Bonds & Notes (Cost $6,449)			7,171

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
4.683% (LIBOR01M + 5.920%) due 07/25/2041 ~(a)(m)		5,848	826
4.787% (US0001M + 3.550%) due 07/25/2029 ~		1,830	1,932
4.833% (LIBOR01M + 6.070%) due 10/25/2040 ~(a)(m)		8,909	1,100
5.113% (LIBOR01M + 6.350%) due 12/25/2037 ~(a)		310	34
5.203% (LIBOR01M + 6.440%) due 03/25/2037 - 04/25/2037 ~(a)(m)		19,564	3,255
5.263% (LIBOR01M + 6.500%) due 02/25/2037 ~(a)		210	30
5.283% (LIBOR01M + 6.520%) due 09/25/2037 ~(a)(m)		1,024	175
5.413% (LIBOR01M + 6.650%) due 11/25/2036 ~(a)		157	22
5.483% (LIBOR01M + 6.720%) due 06/25/2037 ~(a)		734	80
5.743% (LIBOR01M + 6.980%) due 03/25/2038 ~(a)(m)		2,241	446
5.763% (LIBOR01M + 7.000%) due 02/25/2038 ~(a)(m)		1,424	235
5.863% (LIBOR01M + 7.100%) due 06/25/2023 ~(a)(m)		1,876	170
6.087% (US0001M + 4.850%) due 10/25/2029 ~		710	734
6.987% (US0001M + 5.750%) due 07/25/2029 ~		2,460	2,736
9.591% (LIBOR01M + 12.375%) due 01/25/2041 ~(m)		5,985	7,665
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(h)(m)		23,817	18,611
0.100% due 04/25/2046 - 08/25/2046 (a)		111,218	422
0.200% due 04/25/2045 (a)		12,268	30
5.176% (LIBOR01M + 6.410%) due 05/15/2037 ~(a)		209	29
5.236% (LIBOR01M + 6.470%) due 07/15/2036 ~(a)(m)		2,965	420
5.346% (LIBOR01M + 6.580%) due 09/15/2036 ~(a)(m)		1,058	173
5.466% (LIBOR01M + 6.700%) due 04/15/2036 ~(a)(m)		1,666	199
6.387% (US0001M + 5.150%) due 10/25/2029 ~		4,500	4,767
6.546% (LIBOR01M + 7.780%) due 09/15/2036 ~(a)(m)		1,765	412
10.237% (US0001M + 9.000%) due 03/25/2029 ~		2,100	2,259
10.838% (LIBOR01M + 14.550%) due 09/15/2041 ~		602	771
11.737% (US0001M + 10.500%) due 10/25/2028 ~		500	618
11.987% (US0001M + 10.750%) due 03/25/2025 ~		3,236	4,126
13.789% (LIBOR01M + 16.875%) due 09/15/2034 ~		161	177

Total U.S. Government Agencies (Cost $52,733)			52,454

NON-AGENCY MORTGAGE-BACKED SECURITIES 83.4%
Alba PLC
0.587% (BP0003M + 0.260%) due 12/15/2038 ~	GBP	9,227	11,111
American Home Mortgage Assets Trust
1.527% (US0001M + 0.290%) due 08/25/2037 ^~(m)		$11,275	10,121
1.777% (US0001M + 0.540%) due 11/25/2035 ~(m)		2,536	2,385
American Home Mortgage Investment Trust
1.837% (US0001M + 0.600%) due 09/25/2045 ~(m)		6,796	6,592
2.137% (US0001M + 0.900%) due 02/25/2044 ~(m)		9,739	8,229
Banc of America Alternative Loan Trust
1.637% (US0001M + 0.400%) due 05/25/2035 ^~		869	726
6.000% due 06/25/2037		337	318
6.000% due 06/25/2046		136	124
Banc of America Commercial Mortgage Trust
5.695% due 07/10/2046 ~(m)		856	867
5.734% due 07/10/2046 ~(m)		2,640	2,642
Banc of America Funding Trust
0.000% due 06/26/2035 ~(m)		10,391	9,545
1.446% (US0001M + 0.210%) due 04/20/2047 ^~(m)		17,440	15,874
1.446% due 08/25/2047 ^~		7,246	5,553
1.686% (US0001M + 0.450%) due 02/20/2035 ~		4,612	3,739
3.385% due 01/20/2047 ^~		248	219
3.506% due 03/20/2036 ^~(m)		1,908	1,663
3.541% due 01/25/2035 ~		432	393
6.119% due 07/26/2036 ~		13,209	6,541
Banc of America Mortgage Trust
3.247% due 10/20/2046 ^~		280	179
3.397% due 01/25/2036 ~		927	873
Banc of America Re-REMIC Trust
6.059% due 02/17/2051 ~(m)		19,146	19,171
Bancaja Fondo de Titulizacion de Activos
0.000% (EUR003M + 0.110%) due 10/25/2037 ~	EUR	2,242	2,616
Barclays Commercial Mortgage Securities Trust
3.787% (LIBOR01M + 5.000%) due 08/15/2027 ~(m)		$9,900	9,678

Bayview Commercial Asset Trust
1.667% (LIBOR01M + 0.645%) due 08/25/2034 ~	162	158
BCAP LLC Trust
3.172% due 11/26/2035 ~(m)	8,604	8,332
3.179% due 07/26/2035 ~	2,362	2,181
3.208% due 07/26/2045 ~	7,018	6,224
3.266% due 03/26/2035 ~(m)	7,788	7,544
3.285% due 02/26/2036 ~	7,396	5,750
3.409% due 06/26/2036 ~	6,367	5,699
3.410% due 04/26/2037 ~(m)	17,642	15,414
3.486% due 10/26/2035 ~	6,052	5,788
5.500% due 12/26/2035 ~(m)	8,664	6,738
6.000% due 08/26/2037 ~	3,902	3,405
Bear Stearns Adjustable Rate Mortgage Trust
3.599% due 06/25/2047 ^~(m)	4,207	4,095
Bear Stearns ALT-A Trust
1.437% (US0001M + 0.200%) due 02/25/2034 ~(m)	7,016	6,277
3.313% due 11/25/2035 ^~(m)	20,819	17,533
3.727% due 09/25/2035 ^~(m)	10,434	8,199
Bear Stearns Commercial Mortgage Securities Trust
5.273% due 12/11/2038 (m)	916	917
BRAD Resecuritization Trust
2.183% due 03/12/2021 +	24,397	1,342
6.550% due 03/12/2021 +	4,562	4,586
Chase Mortgage Finance Trust
3.141% due 01/25/2036 ~(m)	12,050	11,349
3.286% due 03/25/2037 ^~(m)	3,174	2,838
Citigroup Commercial Mortgage Trust
5.913% due 12/10/2049 ~(m)	1,002	904
Citigroup Mortgage Loan Trust
2.990% (H15T1Y + 2.400%) due 03/25/2036 ^~(m)	619	593
3.304% due 02/25/2036 ~	8,294	5,434
3.735% due 10/25/2035 ^~(m)	4,146	3,665
3.737% due 09/25/2037 ^~(m)	8,285	7,835
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~(m)	559	329
5.688% due 10/15/2048 (m)	8,000	4,230
Commercial Mortgage Loan Trust
6.267% due 12/10/2049 ~(m)	7,464	4,687
Commercial Mortgage Pass-Through Certificates
4.750% due 10/15/2045 ~(m)	1,668	1,252
Commercial Mortgage Trust
5.377% due 12/10/2046 (m)	1,182	1,198
5.505% due 03/10/2039 ~(m)	416	379
Countrywide Alternative Loan Trust
0.779% due 12/25/2035 ~(a)	15,983	575
1.427% (US0001M + 0.190%) due 09/25/2046 ^~(m)	14,866	12,474
1.487% (US0001M + 0.250%) due 06/25/2037 ~(m)	18,726	13,820
1.578% due 12/25/2035 ~(a)	10,168	625
1.967% (US0001M + 0.730%) due 11/25/2035 ~(m)	18,146	17,919
3.482% due 06/25/2047 ~	239	202
5.500% due 02/25/2020	45	45
5.500% due 07/25/2035 ^(m)	1,971	1,733
5.500% due 11/25/2035 ^	778	664
5.500% due 01/25/2036 ^	157	154
5.500% due 04/25/2037 (m)	2,972	2,514
5.750% due 01/25/2036	264	221
5.750% due 01/25/2037 ^(m)	9,432	8,144
5.750% due 04/25/2037 ^(m)	2,849	2,680
5.913% (US0001M + 7.150%) due 07/25/2036 ~(a)	12,578	3,771
6.000% due 06/25/2036 ^	452	391
6.000% due 11/25/2036 ^	465	409
6.000% due 12/25/2036	235	167
6.000% due 01/25/2037 ^(m)	2,140	2,004
6.000% due 02/25/2037 ^	1,230	874
6.000% due 03/25/2037 ^(m)	15,486	10,847
6.000% due 04/25/2037 ^(m)	7,237	5,170
6.000% due 07/25/2037 ^	1,618	1,573
31.577% (US0001M + 39.000%) due 05/25/2037 ^~	1,247	2,215
Countrywide Home Loan Mortgage Pass-Through Trust
1.577% (US0001M + 0.340%) due 03/25/2036 ~	2,092	586
1.837% (US0001M + 0.600%) due 03/25/2035 ~	225	209
3.081% due 11/20/2035 ~(m)	15,667	14,327
3.107% (US0001M + 1.870%) due 03/25/2046 ^~	12,686	8,184
3.619% due 06/25/2047 ^~(m)	7,394	6,596
5.000% due 11/25/2035 ^	58	48
5.500% due 12/25/2034	142	137
5.500% due 11/25/2035 ^	70	63
6.000% due 07/25/2037 ^	282	251
6.000% due 08/25/2037 (m)	6,935	6,049
6.000% due 08/25/2037 ^	3	3

Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^(m)		13,166	7,813
Credit Suisse Mortgage Capital Certificates
2.830% due 02/27/2047 ~(m)		55,489	33,279
3.321% due 07/26/2037 ~(m)		12,511	11,523
3.323% due 07/26/2049 ~(m)		9,334	8,181
3.405% due 04/26/2035 ~(m)		20,562	20,242
7.000% due 08/26/2036		16,085	8,198
7.000% due 08/27/2036		4,197	2,683
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 (m)		8,782	6,708
CSAB Mortgage-Backed Trust
5.500% due 05/25/2037 ^(m)		4,676	4,308
Debussy PLC
5.930% due 07/12/2025	GBP	21,250	27,799
8.250% due 07/12/2025		5,000	5,527
Deutsche ALT-A Securities, Inc.
6.000% due 10/25/2021 ^		$742	672
Diversity Funding Ltd.
1.697% due 02/10/2046 +~	GBP	407	541
2.197% due 02/10/2046 +~		1,170	1,174
3.447% due 02/10/2046 +~		702	45
3.975% due 02/10/2046 ^~(e)		234	1
Epic Drummond Ltd.
0.137% (EUR003M + 0.190%) due 01/25/2022 ~	EUR	329	383
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	2	3,113
1.302% (BP0003M + 1.000%) due 06/13/2045 ~		7,707	9,388
1.552% (BP0003M + 1.250%) due 06/13/2045 ~		8,002	9,406
2.052% (BP0003M + 1.750%) due 06/13/2045 ~		4,935	5,521
3.802% (BP0003M + 3.500%) due 06/13/2045 ~		1,765	2,081
First Horizon Alternative Mortgage Securities Trust
3.192% due 08/25/2035 ^~		$2,579	513
5.863% (US0001M + 7.100%) due 11/25/2036 ~(a)		1,438	424
First Horizon Mortgage Pass-Through Trust
5.500% due 08/25/2037 ^		580	495
Fondo de Titulizacion de Activos UCI
0.000% (EUR003M + 0.150%) due 06/16/2049 ~	EUR	1,566	1,655
GC Pastor Hipotecario FTA
0.000% (EUR003M + 0.170%) due 06/21/2046 ~		6,525	6,748
GreenPoint Mortgage Funding Trust
1.437% (US0001M + 0.200%) due 12/25/2046 ^~		$4,596	4,081
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	11,825	12,071
GSR Mortgage Loan Trust
3.824% due 11/25/2035 ~		$248	217
6.500% (US0001M + 0.600%) due 08/25/2036 ^~		987	775
HarborView Mortgage Loan Trust
1.477% (LIBOR01M + 0.240%) due 03/19/2036 ~(m)		19,464	16,068
1.487% (US0001M + 0.250%) due 01/19/2036 ~(m)		9,278	7,378
1.886% (US0001M + 0.650%) due 06/20/2035 ~(m)		11,251	10,901
2.136% (US0001M + 0.900%) due 06/20/2035 ~(m)		2,587	2,392
Hipocat FTA
0.000% (EUR003M + 0.140%) due 10/24/2039 ~	EUR	6,548	6,839
0.000% (EUR003M + 0.130%) due 01/15/2050 ~		6,488	6,654
0.000% (EUR003M + 0.160%) due 01/15/2050 ~		2,158	2,280
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% (EUR003M + 0.140%) due 03/22/2043 ~		2,288	2,285
Impac CMB Trust
1.957% (US0001M + 0.720%) due 10/25/2034 ~		$306	301
Impac Secured Assets Trust
1.347% (US0001M + 0.110%) due 05/25/2037 ^~		15	13
IndyMac Mortgage Loan Trust
1.437% (US0001M + 0.200%) due 11/25/2046 ~(m)		8,170	7,464
1.487% (LIBOR01M + 0.250%) due 02/25/2037 ~(m)		4,700	3,338
1.537% (US0001M + 0.300%) due 07/25/2036 ~		704	598
3.408% due 06/25/2037 ^~(m)		5,872	5,233
3.411% due 02/25/2035 ~		398	384
3.451% due 03/25/2037 ~		64	62
JPMorgan Alternative Loan Trust
1.437% (US0001M + 0.200%) due 06/25/2037 ~(m)		38,145	24,631
3.117% due 11/25/2036 ^~(m)		2,341	2,455
5.960% due 12/25/2036 ^(m)		9,045	8,651
JPMorgan Chase Commercial Mortgage Securities Trust
1.822% due 06/15/2045 ~(a)(m)		49,886	2,447
5.673% due 01/12/2043 ~(m)		2,586	2,636
5.888% due 12/15/2044 ~(m)		4,819	4,807
6.456% due 02/12/2051 ~(m)		127	128
JPMorgan Mortgage Trust
3.399% due 10/25/2036 ~		1,306	1,161
3.499% due 06/25/2037 ^~(m)		5,713	5,607
Lavender Trust
5.500% due 09/26/2035		5,899	5,515
6.000% due 11/26/2036 (m)		14,562	13,077

LB-UBS Commercial Mortgage Trust
0.455% due 02/15/2040 ~(a)		21,634	2
5.942% due 02/15/2040 ~(m)		1,700	1,682
6.041% due 06/15/2038 ~(m)		3,947	3,948
Lehman Mortgage Trust
5.500% due 11/25/2035 ^		79	75
6.000% due 08/25/2036 ^(m)		1,189	1,160
6.000% due 09/25/2036 ^		809	692
6.500% due 09/25/2037 ^(m)		4,725	3,611
7.250% due 09/25/2037 ^(m)		30,938	14,984
Lehman XS Trust
1.517% (US0001M + 0.280%) due 07/25/2037 ~		23,440	11,081
1.737% (US0001M + 0.500%) due 07/25/2047 ~(m)		3,468	2,441
MASTR Adjustable Rate Mortgages Trust
1.434% (LIBOR01M + 0.200%) due 05/25/2047 ~(m)		21,679	17,960
1.577% (LIBOR01M + 0.340%) due 05/25/2047 ^~		4,492	2,632
MASTR Alternative Loan Trust
1.587% (US0001M + 0.350%) due 03/25/2036 ~		22,126	4,640
1.637% (US0001M + 0.400%) due 03/25/2036 ~		29,245	6,227
Merrill Lynch Mortgage Investors Trust
3.667% due 05/25/2036 ~(m)		9,141	8,891
Morgan Stanley Capital Trust
6.163% due 06/11/2049 ~(m)		2,970	2,981
Morgan Stanley Re-REMIC Trust
3.118% due 01/26/2035 ~(m)		11,082	10,809
3.118% due 02/26/2037 ~		6,285	6,378
3.480% due 07/26/2035 ~(m)		26,634	26,144
3.548% due 09/26/2035 ~		4,998	5,079
6.000% due 04/26/2036 (m)		7,969	7,779
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 +		2,830	2,396
Motel 6 Trust
8.160% due 08/15/2019 ~		19,200	19,412
Newgate Funding PLC
0.527% (BP0003M + 0.200%) due 12/15/2050 ~	GBP	1,797	2,144
0.921% (EUR003M + 1.250%) due 12/15/2050 ~	EUR	2,058	2,285
1.171% (EUR003M + 1.500%) due 12/15/2050 ~		3,930	4,343
1.577% (BP0003M + 1.250%) due 12/15/2050 ~	GBP	3,106	3,922
Nomura Resecuritization Trust
9.730% due 09/26/2035 ~		$4,125	3,222
NovaStar Mortgage Funding Trust
1.424% (LIBOR01M + 0.380%) due 09/25/2046 ~		647	577
RBSSP Resecuritization Trust
3.215% due 07/26/2045 ~(m)		20,150	19,249
3.310% due 05/26/2037 ~(m)		8,604	6,867
6.000% due 03/26/2036 ^(m)		8,613	7,338
Residential Accredit Loans, Inc. Trust
1.417% (US0001M + 0.180%) due 07/25/2036 ~(m)		12,106	8,513
1.427% (US0001M + 0.190%) due 05/25/2037 ~(m)		19,577	17,700
1.889% (12MTA + 1.000%) due 01/25/2046 ^~(m)		7,270	6,432
5.079% due 01/25/2036 ~		882	803
6.000% due 08/25/2035 ^		943	886
6.000% due 06/25/2036		413	386
6.000% due 09/25/2036 ^(m)		5,800	4,221
7.000% due 10/25/2037 (m)		11,693	10,219
Residential Asset Securitization Trust
5.500% due 07/25/2035		967	897
6.250% due 08/25/2037 ^		4,466	2,516
Residential Funding Mortgage Securities, Inc. Trust
4.955% due 08/25/2036 ^~(m)		2,653	2,343
5.850% due 11/25/2035 ^		181	172
6.000% due 04/25/2037 ^(m)		1,806	1,684
Rite Aid Pass-Through Certificates
6.787% due 01/02/2021 +~		9,924	10,178
RiverView HECM Trust
1.817% (T1Y + 0.500%) due 05/25/2047 +~(m)		8,368	7,016
Sequoia Mortgage Trust
1.606% (US0001M + 0.370%) due 07/20/2036 ~(m)		2,980	1,881
2.436% (US0001M + 1.200%) due 10/20/2027 ~		1,073	1,008
Southern Pacific Securities PLC
3.787% (BP0003M + 3.500%) due 12/10/2042 ~	GBP	2,722	3,868
Structured Adjustable Rate Mortgage Loan Trust
3.286% due 04/25/2047 ~(m)		$2,829	2,192
3.428% due 02/25/2037 ^~(m)		14,078	11,529
3.693% due 08/25/2036 ~(m)		3,814	2,002
Structured Asset Mortgage Investments Trust
1.407% (US0001M + 0.170%) due 03/25/2037 ^~		1,780	753
1.427% (US0001M + 0.190%) due 07/25/2046 ^~(m)		21,058	19,472
3.135% due 02/25/2036 ~(m)		6,022	5,360
SunTrust Alternative Loan Trust
5.913% (US0001M + 7.150%) due 04/25/2036 ^~(a)		5,393	1,627

TBW Mortgage-Backed Trust
6.500% due 07/25/2036 (m)		22,311	13,355
Theatre Hospitals PLC
3.295% (BP0003M + 3.000%) due 10/15/2031 ~	GBP	5,801	7,628
3.295% (BP0003M + 3.000%) due 10/15/2031 ~(m)		11,759	15,464
4.045% (BP0003M + 3.750%) due 10/15/2031 ~		822	1,079
Wachovia Bank Commercial Mortgage Trust
5.691% due 10/15/2048 ~(m)		$7,080	7,113
WaMu Mortgage Pass-Through Certificates Trust
1.639% (12MTA + 0.750%) due 06/25/2047 ^~		7,269	2,735
1.640% (12MTA + 0.810%) due 07/25/2047 ~(m)		24,852	22,998
1.657% (US0001M + 0.420%) due 06/25/2044 ~		293	285
1.769% (12MTA + 0.880%) due 10/25/2046 ^~		564	510
1.822% (COF 11 + 1.250%) due 07/25/2047 ^~		857	715
3.099% due 03/25/2037 ^~(m)		4,729	4,446
3.192% due 02/25/2037 ^~		323	309
Washington Mutual Mortgage Pass-Through Certificates Trust
1.477% (US0001M + 0.240%) due 01/25/2047 ^~(m)		13,596	12,733
1.837% (US0001M + 0.600%) due 07/25/2036 ^~(m)		7,854	5,657
6.000% due 04/25/2037 ^(m)		4,207	4,066
Wells Fargo Alternative Loan Trust
3.674% due 07/25/2037 ^~(m)		4,856	4,528
5.750% due 07/25/2037 ^		521	486
Wells Fargo Mortgage Loan Trust
3.362% due 04/27/2036 ~(m)		22,154	20,485
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2036 ^		224	226
6.000% due 09/25/2036 ^		427	411
6.000% due 04/25/2037 ^		151	155
6.000% due 06/25/2037 ^		321	324

Total Non-Agency Mortgage-Backed Securities (Cost $998,583)			1,198,865

ASSET-BACKED SECURITIES 48.2%
ACE Securities Corp. Home Equity Loan Trust
2.197% (US0001M + 0.960%) due 08/25/2035 ~		6,375	3,242
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
3.337% (US0001M + 2.100%) due 09/25/2034 ~		740	713
Airspeed Ltd.
1.504% (LIBOR01M + 0.270%) due 06/15/2032 ~		6,925	6,153
American Money Management Corp. CLO Ltd.
8.297% (US0003M + 6.980%) due 12/09/2026 ~(m)		4,200	4,228
Anchorage Capital CLO Ltd.
6.304% (US0003M + 5.000%) due 10/15/2026 ~(m)		3,000	3,011
Asset-Backed Funding Certificates Trust
2.287% (US0001M + 1.050%) due 03/25/2034 ~		1,342	1,253
Bear Stearns Asset-Backed Securities Trust
1.787% (US0001M + 0.550%) due 06/25/2036 ~(m)		8,846	8,512
2.490% due 10/25/2036 ~		5,258	3,943
Benefit Street Partners CLO Ltd.
6.807% (US0003M + 5.500%) due 01/20/2028 ~(m)		2,500	2,464
BSPRT Issuer Ltd.
5.565% (US0001M + 4.250%) due 06/15/2027 ~		6,000	6,032
Carlyle Global Market Strategies CLO Ltd.
6.617% (US0003M + 5.300%) due 04/27/2027 ~		1,500	1,496
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~(m)		19,004	12,696
1.457% (US0001M + 0.220%) due 12/25/2036 ~(m)		10,628	5,877
1.937% (US0001M + 0.700%) due 11/25/2046 ~		2,100	1,244
5.034% due 03/25/2036 ^(m)		2,451	1,807
5.852% due 05/25/2036 ^		549	342
Citigroup Mortgage Loan Trust, Inc.
1.497% (US0001M + 0.260%) due 03/25/2037 ~(m)		25,837	21,814
Conseco Finance Corp.
7.060% due 02/01/2031 ~(m)		5,190	5,239
7.500% due 03/01/2030 ~(m)		8,763	7,280
Conseco Finance Securitizations Corp.
9.163% due 03/01/2033 ~(m)		9,087	8,726
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	2,828
3.600% due 11/27/2028		1,197	1,418
4.500% due 11/27/2028		1,047	1,241
6.200% due 11/27/2028		1,296	1,541
Coronado CDO Ltd.
2.816% (US0003M + 1.500%) due 09/04/2038 ~		$11,700	8,272
6.000% due 09/04/2038		1,800	1,462
Countrywide Asset-Backed Certificates
1.367% (US0001M + 0.130%) due 12/25/2036 ^~(m)		15,094	15,061
1.407% (US0001M + 0.170%) due 06/25/2047 ~(m)		4,770	4,716
1.437% (US0001M + 0.200%) due 06/25/2037 ^~(m)		10,348	8,687
1.437% (US0001M + 0.200%) due 06/25/2047 ~(m)		26,011	22,522
1.497% (US0001M + 0.260%) due 01/25/2046 ^~		34,674	20,793
1.657% (US0001M + 0.420%) due 06/25/2036 ^~(m)		8,000	6,665
2.037% (US0001M + 0.800%) due 03/25/2033 ~		18	18

2.617% (US0001M + 1.380%) due 12/25/2032 ^~		109	110
4.498% due 02/25/2036 ~		124	127
4.789% due 07/25/2036 ~		850	864
5.505% due 04/25/2036 ~		315	313
5.588% due 08/25/2036 ~(m)		333	333
Countrywide Asset-Backed Certificates Trust
1.477% (US0001M + 0.240%) due 03/25/2047 ~(m)		7,655	5,445
1.967% (US0001M + 0.730%) due 04/25/2036 ~(m)		21,300	18,812
2.587% (US0001M + 1.350%) due 11/25/2035 ~		4,937	1,448
4.553% due 10/25/2046 ^~(m)		3,388	3,088
Countrywide Home Equity Loan Trust
5.657% due 03/25/2034 ~		326	1,923
Crecera Americas LLC
4.567% due 08/31/2020 ~		22,300	22,291
Credit-Based Asset Servicing and Securitization CBO Corp.
1.350% (US0003M + 0.250%) due 09/06/2041 ~		27,739	3,162
Credit-Based Asset Servicing and Securitization LLC
6.250% due 10/25/2036		10,800	11,018
Dekania Europe CDO PLC
0.191% (EUR003M + 0.520%) due 09/27/2037 ~	EUR	2,431	2,585
ECAF Ltd.
4.947% due 06/15/2040		$2,425	2,431
EMC Mortgage Loan Trust
1.687% (US0001M + 0.450%) due 12/25/2042 ~		80	78
1.704% (LIBOR01M + 0.470%) due 04/25/2042 ~(m)		6,124	6,032
3.487% (LIBOR01M + 2.250%) due 04/25/2042 ~		2,813	2,399
First Franklin Mortgage Loan Trust
1.707% (US0001M + 0.470%) due 11/25/2036 ~		5,000	4,410
1.737% (US0001M + 0.500%) due 12/25/2035 ~(m)		23,487	18,498
Glacier Funding CDO Ltd.
1.442% (US0003M + 0.270%) due 08/04/2035 ~		11,215	2,955
GMAC Mortgage Corp. Home Equity Loan Trust
6.249% due 12/25/2037 (m)		4,301	4,274
GSAMP Trust
3.112% (US0001M + 1.875%) due 06/25/2034 ~(m)		1,574	1,494
Hout Bay Corp.
1.481% (LIBOR01M + 0.250%) due 07/05/2041 ~		36,447	11,481
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.219% due 12/25/2031 ^		866	362
JPMorgan Mortgage Acquisition Corp.
1.857% (US0001M + 0.620%) due 12/25/2035 ~(m)		16,459	15,521
KGS Alpha SBA Trust
0.984% due 04/25/2038 +~(a)		3,134	88
Lehman XS Trust
6.170% due 06/24/2046 (m)		3,986	3,826
Long Beach Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 02/25/2036 ~(m)		12,703	8,940
1.497% (US0001M + 0.260%) due 08/25/2045 ~(m)		36,155	33,183
1.942% (US0001M + 0.705%) due 11/25/2035 ~(m)		13,180	9,642
2.287% (US0001M + 1.050%) due 02/25/2034 ~		160	159
2.287% (US0001M + 1.050%) due 06/25/2035 ~(m)		32,300	30,102
Magnetite Ltd.
6.254% (US0003M + 4.950%) due 04/15/2026 ~		2,100	2,100
MASTR Asset-Backed Securities Trust
1.387% (US0001M + 0.150%) due 03/25/2036 ~(m)		7,602	5,422
1.617% (US0001M + 0.380%) due 01/25/2036 ~		400	380
Mid-State Capital Corp. Trust
6.742% due 10/15/2040 (m)		6,142	7,039
Morgan Stanley ABS Capital, Inc. Trust
1.337% (US0001M + 0.100%) due 11/25/2036 ~(m)		1,908	1,227
1.567% (US0001M + 0.330%) due 02/25/2037 ~(m)		6,579	4,403
2.272% (US0001M + 1.035%) due 01/25/2035 ~		2,045	944
Morgan Stanley Home Equity Loan Trust
1.467% (US0001M + 0.230%) due 04/25/2037 ~(m)		33,054	20,843
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~		14,500	6,705
1.000% (7-DayAuc) due 03/25/2038 ~		23,300	10,775
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~		3,814	3,791
8.490% due 10/15/2030 ^		1,354	472
Ocean Trails CLO
6.392% due 08/13/2025 ~		1,500	1,488
Option One Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 01/25/2036 ~		20,000	16,744
Popular ABS Mortgage Pass-Through Trust
2.487% (US0001M + 1.250%) due 08/25/2035 ~		3,663	3,750
Putnam Structured Product CDO Ltd.
9.092% due 02/25/2037		92	93
Residential Asset Mortgage Products Trust
2.212% (US0001M + 0.975%) due 04/25/2034 ~(m)		9,131	8,874
Residential Asset Securities Corp. Trust
1.477% (US0001M + 0.240%) due 08/25/2036 ~(m)		11,000	8,408

Saxon Asset Securities Trust
1.687% (US0001M + 0.450%) due 11/25/2037 ~(m)		13,000	11,534
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 +(h)		11	11,152
SLM Student Loan Trust
0.000% due 01/25/2042 +(h)		9	7,650
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 +(h)		9,180	6,082
0.000% due 03/25/2036 +(h)		80	2,087
0.000% due 05/25/2040 +(h)		9,300	4,910
0.000% due 07/25/2040 +(h)		47	2,631
0.000% due 09/25/2040 +(h)		4,003	2,305
Soloso CDO Ltd.
1.543% (US0003M + 0.320%) due 10/07/2037 ~		4,800	2,880
Sorin Real Estate CDO Ltd.
1.702% (US0003M + 0.530%) due 10/28/2046 ~		6,155	5,957
Sound Point CLO Ltd.
6.163% (US0003M + 4.850%) due 01/23/2027 ~		1,000	973
Soundview Home Loan Trust
1.517% (US0001M + 0.280%) due 06/25/2037 ~(m)		9,508	6,688
1.737% (US0001M + 0.500%) due 03/25/2036 ~(m)		16,905	15,433
South Coast Funding Ltd.
1.562% (LIBOR03M + 0.260%) due 01/06/2041 ~		10,738	3,168
1.562% (LIBOR03M + 0.260%) due 01/06/2041 ~(m)		152,013	44,844
Structured Asset Securities Corp.
5.717% (US0001M + 6.000%) due 05/25/2032 ^~(m)		7,362	6,192
Symphony CLO Ltd.
5.904% (US0003M + 4.600%) due 07/14/2026 ~(m)		4,400	4,291
Tropic CDO Ltd.
1.478% (US0003M + 0.320%) due 07/15/2036 ~		5,824	4,892
2.184% (US0003M + 0.880%) due 07/15/2034 ~(m)		22,500	16,650

Total Asset-Backed Securities (Cost $633,329)			692,467

SOVEREIGN ISSUES 2.1%
Argentina Bonar Bonds
23.450% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,890	281
Argentina Government International Bond
2.260% due 12/31/2038	EUR	5,816	4,700
3.875% due 01/15/2022		3,000	3,621
5.000% due 01/15/2027		1,900	2,225
7.820% due 12/31/2033 (m)		4,610	6,091
7.820% due 12/31/2033		405	530
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	87,204	5,336
Saudi Government International Bond
2.875% due 03/04/2023 (c)		$1,800	1,795
3.625% due 03/04/2028 (c)		2,000	1,994
4.625% due 10/04/2047 (c)		2,400	2,411
Sri Lanka Government International Bond
6.200% due 05/11/2027		400	420
Venezuela Government International Bond
9.250% due 09/15/2027		734	294

Total Sovereign Issues (Cost $27,152)			29,698

	SHARES
COMMON STOCKS 0.5%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (f)		719,113	39
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)		95,515	39

			78

ENERGY 0.4%
Ocean Rig UDW, Inc. (f)		237,414	5,643
OGX Petroleo e Gas S.A. SP - ADR +(f)		262,786	0

			5,643

FINANCIALS 0.1%
TIG FinCo PLC +(k)		662,196	887

Total Common Stocks (Cost $16,500)			6,608

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Vici Properties LLC
0.000% due 10/04/2035 +(j)		28,076	585

Total Preferred Securities (Cost $459)			585

SHORT-TERM INSTRUMENTS 8.7%
REPURCHASE AGREEMENTS (l) 7.1%		102,634

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.6%
1.020% due 11/09/2017 - 01/18/2018 (g)(h)(o)(q)	22,910	22,870

Total Short-Term Instruments (Cost $125,503)		125,504

Total Investments in Securities (Cost $2,263,600)		2,533,741

Total Investments 176.2% (Cost $2,263,600)		$2,533,741
Financial Derivative Instruments (n)(p) (1.2)% (Cost or Premiums, net $(50,599))		(16,922)
Other Assets and Liabilities, net (75.0)%		(1,078,863)

Net Assets 100.0%		$1,437,956

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Buffalo Thunder Development Authority 0.000% due 11/15/2029	12/08/2014	$0	$1	0.00%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	10,200	10,941	0.76
TIG FinCo PLC	04/02/2015	982	887	0.06
Vici Properties LLC 0.000% due 10/04/2035	09/27/2017	28,076	585	0.04

		$39,258	$12,414	0.86%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.240%	09/29/2017	10/02/2017	$50,000	U.S. Treasury Bonds 3.000% due 11/15/2044	$(51,067)	$50,000	$50,005
FICC	0.500	09/29/2017	10/02/2017	5,034	U.S. Treasury Notes 1.750% due 05/31/2022	(5,139)	5,034	5,034
IND	1.220	09/29/2017	10/02/2017	47,600	U.S. Treasury Notes 3.750% due 11/15/2018	(48,564)	47,600	47,605

Total Repurchase Agreements						$(104,770)	$102,634	$102,644

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	0.150%	08/23/2017	11/23/2017		EUR	(4,343)	$(5,133)
	0.650	09/11/2017	10/11/2017		GBP	(1,142)	(1,530)
	1.197	07/18/2017	10/18/2017			(13,820)	(18,564)
	1.920	09/14/2017	11/28/2017			$(4,914)	(4,919)
	2.000	08/25/2017	11/27/2017			(1,031)	(1,033)
	2.060	08/02/2017	11/02/2017			(6,543)	(6,566)
	2.060	08/08/2017	11/08/2017			(1,869)	(1,875)
	2.210	08/09/2017	11/09/2017			(2,448)	(2,456)
	2.214	07/24/2017	10/24/2017			(2,156)	(2,165)
	2.350	08/16/2017	11/16/2017			(4,663)	(4,677)
	2.553	07/25/2017	01/16/2018			(7,632)	(7,669)
	2.562	07/13/2017	01/16/2018			(31,778)	(31,961)
	2.618	08/28/2017	11/28/2017			(5,513)	(5,527)
	2.712	08/09/2017	11/09/2017			(3,608)	(3,623)
	2.720	07/26/2017	12/08/2017			(1,105)	(1,111)
	2.733	07/20/2017	07/20/2018			(3,411)	(3,430)
	2.760	07/18/2017	01/18/2018			(243)	(244)
	2.760	08/21/2017	02/21/2018			(731)	(733)
	2.764	07/25/2017	10/25/2017			(2,083)	(2,094)
	2.766	09/01/2017	12/01/2017			(4,284)	(4,294)
	2.768	09/01/2017	12/01/2017			(61,300)	(61,446)
	2.804	07/11/2017	10/11/2017			(2,759)	(2,777)
	2.811	08/09/2017	11/09/2017			(4,964)	(4,985)
	2.813	07/24/2017	10/24/2017			(26,204)	(26,347)
	2.818	09/05/2017	12/05/2017			(19,275)	(19,316)
	2.851	07/10/2017	07/09/2018			(10,311)	(10,380)
	2.859	08/10/2017	02/12/2018			(9,773)	(9,814)
	2.862	08/07/2017	02/08/2018			(23,089)	(23,192)
	3.062	08/07/2017	02/07/2018			(13,433)	(13,497)
	3.067	08/25/2017	08/27/2018			(40,811)	(40,943)
	3.067	08/29/2017	08/29/2018			(75,540)	(75,759)
	3.299	07/21/2017	07/05/2019			(2,091)	(2,108)
	3.336	08/04/2017	TBD	(3)		(15,505)	(15,590)
	2.800	07/03/2017	10/03/2017			(4,752)	(4,786)
	2.826	09/21/2017	12/21/2017			(33,667)	(33,696)
	2.820	09/22/2017	12/22/2017			(1,366)	(1,367)
	2.826	08/04/2017	TBD	(3)		(6,448)	(6,483)
BOS	2.986	09/20/2017	10/20/2017			(10,063)	(10,073)
BPS	0.600	09/11/2017	10/11/2017		GBP	(2,183)	(2,927)
	2.760	09/11/2017	12/11/2017			$(22,232)	(22,268)
	2.774	09/18/2017	12/18/2017			(16,442)	(16,460)
	0.700	09/25/2017	10/25/2017		GBP	(3,876)	(5,195)
	2.020	09/18/2017	12/18/2017			$(9,484)	(9,491)
	2.060	09/18/2017	12/18/2017			(10,771)	(10,780)
BRC	0.050	09/20/2017	10/20/2017		EUR	(4,439)	(5,246)
	3.020	11/02/2016	11/02/2017			$(5,655)	(5,684)
	3.293	06/27/2017	TBD	(3)		(27,448)	(27,691)
DBL	2.995	06/12/2017	12/12/2017			(22,273)	(22,310)
FOB	2.822	09/06/2017	10/06/2017			(7,159)	(7,174)
JML	0.650	09/11/2017	10/11/2017		GBP	(2,311)	(3,098)
	0.650	09/25/2017	10/25/2017			(12,459)	(16,697)
JPS	2.617	09/11/2017	12/11/2017			$(12,319)	(12,338)
MSB	2.920	05/01/2017	05/01/2018			(43,588)	(44,132)
	2.952	12/01/2016	12/01/2017			(5,650)	(5,664)
NOM	1.980	09/15/2017	10/16/2017			(2,989)	(2,992)
	1.980	09/27/2017	10/16/2017			(2,023)	(2,024)
RBC	2.810	10/04/2017	04/04/2018			(7,267)	(7,267)
	2.580	05/08/2017	11/08/2017			(7,212)	(7,288)
	2.720	06/08/2017	12/08/2017			(8,566)	(8,641)
	2.720	06/09/2017	12/11/2017			(2,515)	(2,537)
	2.730	05/03/2017	11/03/2017			(1,176)	(1,190)
	2.730	05/09/2017	11/08/2017			(2,189)	(2,213)
	2.770	05/16/2017	11/15/2017			(8,238)	(8,326)
	2.776	04/04/2017	10/04/2017			(6,151)	(6,237)
RDR	2.020	09/18/2017	12/18/2017			(3,100)	(3,102)
	1.710	07/07/2017	10/10/2017			(6,959)	(6,988)
RTA	2.724	09/20/2017	03/20/2018			(3,678)	(3,681)
	2.494	04/21/2017	10/23/2017			(1,611)	(1,629)
	2.526	04/05/2017	10/06/2017			(3,124)	(3,163)
	2.605	11/22/2016	11/21/2017			(14,085)	(14,405)
	2.645	12/08/2016	12/07/2017			(9,910)	(10,127)
	2.714	05/22/2017	11/22/2017			(6,399)	(6,463)
	2.726	04/05/2017	10/06/2017			(2,987)	(3,028)
	2.731	05/01/2017	11/01/2017			(956)	(967)
	2.739	05/15/2017	11/15/2017			(3,833)	(3,874)
	2.790	12/22/2016	12/21/2017			(17,914)	(18,308)
	2.824	06/09/2017	06/08/2018			(8,072)	(8,145)
	2.827	05/30/2017	05/29/2018			(7,688)	(7,763)
	2.828	06/12/2017	06/11/2018			(9,546)	(9,630)
	2.875	04/27/2017	04/26/2018			(18,416)	(18,648)
	2.886	05/15/2017	05/14/2018			(35,535)	(35,934)
	2.888	05/11/2017	05/07/2018			(26,742)	(27,051)
	2.892	04/05/2017	04/05/2018			(6,548)	(6,643)
	2.892	04/06/2017	04/05/2018			(27,266)	(27,659)
	2.898	04/12/2017	04/05/2018			(6,857)	(6,952)
SOG	1.850	07/11/2017	10/11/2017			(1,553)	(1,560)
	1.880	09/11/2017	12/11/2017			(12,690)	(12,704)
	1.880	09/15/2017	12/14/2017			(4,068)	(4,072)
	2.154	07/12/2017	07/12/2018			(2,721)	(2,721)
	2.806	04/11/2017	10/12/2017			(11,270)	(11,342)
	2.822	04/27/2017	10/27/2017			(7,344)	(7,383)
	2.829	05/16/2017	11/16/2017			(9,113)	(9,147)
	2.835	05/09/2017	11/09/2017			(3,076)	(3,088)
	2.839	05/30/2017	11/30/2017			(26,159)	(26,227)
	2.892	06/14/2017	12/14/2017			(15,110)	(15,132)
UBS	2.160	08/15/2017	11/15/2017			(6,535)	(6,554)
	1.660	09/11/2017	12/12/2017			(4,034)	(4,038)
	2.050	09/11/2017	03/12/2018			(456)	(456)
	1.920	09/14/2017	12/14/2017			(4,108)	(4,112)
	1.428	04/27/2017	10/27/2017		GBP	(9,045)	(12,194)

Total Reverse Repurchase Agreements							$(1,082,923)

(m)	Securities with an aggregate market value of $1,493,440 and cash of $789 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(1,087,333) at a weighted average interest rate of 2.664%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	10.379%	$14,700	$(506)	$(1,224)	$(1,730)	$0	$(14)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	12.233	1,200	(162)	(105)	(267)	2	0
Navient Corp.	5.000	Quarterly	12/20/2021	2.218	4,600	230	281	511	20	0

						$(438)	$(1,048)	$(1,486)	$22	$(14)

Interest Rate Swaps

											Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	12/21/2021	$		117,200	$(3,303)	$1,541	$(1,762)	$0	$(179)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023			177,200	3,327	(6,255)	(2,928)	0	(323)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026			303,000	7,433	(19,677)	(12,244)	0	(573)
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027			91,250	1,071	165	1,236	0	(178)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2036			110,300	(11,005)	10,578	(427)	16	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	03/20/2043			76,400	(255)	(2,584)	(2,839)	0	(84)
Receive	3-Month USD-LIBOR	3.750	Semi-Annual	06/18/2044			12,200	(2,516)	(535)	(3,051)	0	(14)
Receive	3-Month USD-LIBOR	3.500	Semi-Annual	12/17/2044			44,200	(6,956)	(1,928)	(8,884)	0	(56)
Receive	3-Month USD-LIBOR	3.250	Semi-Annual	06/17/2045			45,600	(3,730)	(3,139)	(6,869)	0	(63)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045			3,800	(52)	(136)	(188)	0	(6)
Pay (4)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		EUR	20,400	(126)	167	41	5	0
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		GBP	46,970	(1,626)	1,455	(171)	0	(159)

								$(17,738)	$(20,348)	$(38,086)	$21	$(1,635)

Total Swap Agreements								$(18,176)	$(21,396)	$(39,572)	$43	$(1,649)

(o)	Securities with an aggregate market value of $2,284 and cash of $24,534 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2017		$78,800	EUR	67,218	$645	$0
	10/2017		1,240	GBP	914	0	(15)
	11/2017	EUR	67,218		$78,928	0	(644)
GLM	10/2017		766		906	0	0
	10/2017		$5,810	EUR	4,832	0	(99)
	10/2017		8,606	GBP	6,513	122	0
JPM	10/2017		1,091	EUR	914	0	(11)
	10/2017		1,444	GBP	1,066	0	(15)
MSB	10/2017	EUR	72,198		$87,013	1,682	0
SOG	10/2017	GBP	111,700		145,067	0	(4,612)
UAG	10/2017		$138,031	GBP	103,207	267	0
	11/2017	GBP	103,207		$138,167	0	(265)

Total Forward Foreign Currency Contracts						$2,716	$(5,661)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.629%	$4,600	$(1,243)	$1,142	$0	$(101)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.847	100	(16)	13	0	(3)
BRC	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.629	800	(218)	200	0	(18)
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.847	500	(78)	61	0	(17)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.629	3,931	(1,070)	983	0	(87)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.291	900	49	57	106	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.276	240	(34)	32	0	(2)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.629	7,200	(1,968)	1,810	0	(158)
JPM	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.291	5,000	420	169	589	0

							$(4,158)	$4,467	$695	$(386)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$2,700	$(178)	$(230)	$0	$(408)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,500	(439)	(5)	0	(444)
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	27,958	(24,847)	17,024	0	(7,823)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	100	(11)	(1)	0	(12)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	400	(48)	(13)	0	(61)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	600	(55)	(11)	0	(66)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,500	(234)	(29)	0	(263)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	5,400	(275)	(41)	0	(316)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	2,200	(294)	(238)	0	(532)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	6,600	(361)	(636)	0	(997)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,700	(839)	(10)	0	(849)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	700	(86)	3	0	(83)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	2,200	(117)	(215)	0	(332)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,900	(482)	(12)	0	(494)

						$(28,266)	$15,586	$0	$(12,680)

Total Swap Agreements						$(32,424)	$20,053	$695	$(13,066)

(q)	Securities with an aggregate market value of $18,642 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$44,097	$835	$44,932
Corporate Bonds & Notes
Banking & Finance	0	115,694	20,470	136,164
Industrials	152	189,610	1	189,763
Utilities	0	49,530	0	49,530
Municipal Bonds & Notes
Illinois	0	2,041	0	2,041
West Virginia	0	5,130	0	5,130
U.S. Government Agencies	0	52,454	0	52,454
Non-Agency Mortgage-Backed Securities	0	1,171,587	27,278	1,198,865
Asset-Backed Securities	0	655,562	36,905	692,467
Sovereign Issues	0	29,698	0	29,698
Common Stocks
Consumer Discretionary	78	0	0	78
Energy	5,643	0	0	5,643
Financials	0	0	887	887
Preferred Securities
Banking & Finance	0	0	585	585
Short-Term Instruments
Repurchase Agreements	0	102,634	0	102,634
U.S. Treasury Bills	0	22,870	0	22,870

Total Investments	$5,873	$2,440,907	$86,961	$2,533,741

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	43	0	43
Over the counter	0	3,411	0	3,411
	$0	$3,454	$0	$3,454

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,649)	0	(1,649)
Over the counter	0	(18,727)	0	(18,727)
	$0	$(20,376)	$0	$(20,376)

Total Financial Derivative Instruments	$0	$(16,922)	$0	$(16,922)

Totals	$5,873	$2,423,985	$86,961	$2,516,819

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,076	$682	$(234)	$5	$(15)	$(354)	$0	$(4,325)	$835	$(71)
Corporate Bonds & Notes
Banking & Finance	20,494	64	0	11	0	(99)	0	0	20,470	(99)
Industrials	23,271	0	(10,706)	1	109	1,364	1	(14,039)	1	0
Non-Agency Mortgage-Backed Securities	28,497	0	(1,114)	5	353	(463)	0	0	27,278	(167)
Asset-Backed Securities	52,450	2,267	0	231	0	(563)	0	(17,480)	36,905	(493)
Common Stocks
Financials	841	0	0	0	0	46	0	0	887	46
Preferred Securities Banking & Finance	0	459	0	0	0	126	0	0	585	126

Totals	$130,629	$3,472	$(12,054)	$253	$447	$57	$1	$(35,844)	$86,961	$(658)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$91	Other Valuation Techniques (2)	—	—
	744	Third Party Vendor	Broker Quote	98.250 - 100.375
Corporate Bonds & Notes Banking & Finance	64	Proxy Pricing	Base Price	85.125 - 85.250
	9,465	Reference Instrument	Spread movement	275.000	bps
	10,941	Reference Instrument	OAS Spread	550.040	bps
Industrials	1	Proxy Pricing	Base Price	0.050
Non-Agency Mortgage-Backed Securities	20,262	Proxy Pricing	Base Price	4.764 - 103.000
	7,016	Third Party Vendor	Broker Quote	83.844
Asset-Backed Securities	36,905	Proxy Pricing	Base Price	2.797 - 100,000.000
Common Stocks
Financials	887	Other Valuation Techniques (2)	—	—
Preferred Securities Banking & Finance	585	Other Valuation Techniques (2)	—	—

Total	$86,961

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
03/12/2013	$1,437,956	$0	0.0%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$2,213,013	$386,226	$(120,386)	$265,840

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	Bank of New York Mellon Corp.
DBL	Deutsche Bank AG London	JML	JP Morgan Securities Plc	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	JPS	JPMorgan Securities, Inc.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation	MSB	Morgan Stanley Bank, N.A

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CMBX	Commercial Mortgage-Backed Index	LIBOR01M	1 Month USD-LIBOR
7-DayAuc	7 Day Auction Rate	COF 11	Cost of Funds - 11th District of San Francisco	LIBOR03M	3 Month USD-LIBOR
ABX.HE	Asset-Backed Securities Index -Home Equity	EUR003M	3 Month EUR Swap Rate	T1Y	1 Year Treasury
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	EUR006M	6 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	EUSA5	5 Year EUR Annual Swap Rate	US0003M	3 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	USSW5	5 Year USSW Rate
BPSW5	5 Year GBP Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CBO	Collateralized Bond Obligation	PIK	Payment-in-Kind	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Income Fund

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date:	November 27, 2017

By:	/s/ William G. Galipeau

William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date:	November 27, 2017

By:	/s/ William G. Galipeau

William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date:	November 27, 2017